OMB APPROVAL

OMB Number: 3235-0570

             Expires: January 31, 2014

   Estimated average burden hours per response...20.6

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3486

Madison Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711

(Address of principal executive offices)(Zip code)

Pamela M. Krill

Madison/Mosaic Legal and Compliance Department

550 Science Drive

Madison, WI 53711

(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspoection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT (unaudited)

March 31, 2011

Madison Mosaic
Virginia Tax-Free Fund
Tax-Free National Fund

(Madison Mosaic Funds logo) Madison Mosaic(R) Funds
www.mosaicfunds.com

Contents

Letter to Shareholders	1
Portfolio of Investments
Virginia Tax-Free Fund	3
Tax-Free National Fund	5
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Other Information	14

Letter to Shareholders

(Photo of Michael J. Peters) Long-time municipal bond investors, acclimated to enjoying the below-the-radar, steady income from tax-free bonds, must have been startled if they tuned in 60 Minutes on December 19, 2010. In a feature story which shook the normally tranquil world of municipal bonds, Wall Street analyst Meredith Whitney claimed that states and municipalities who issue bonds were in more trouble than generally accepted, and we could see an increase in municipal bond defaults. Sparked by this story and the general fear over deficits at every level of government, municipal bonds went into a major sell-off in late 2010 and into 2011. This general flight away from tax-free bonds was exacerbated by the vacuum created by the collapse of the municipal bond insurance industry, which imploded during the financial crisis of 2008 and 2009. While the high-quality bias of Madison’s Tax-Free Trust funds provided some resilience, both funds showed losses over the six-month period. Madison Mosaic Virginia Tax-Free fell -2.68%, while Tax-Free National was down -3.01%.

Municipal bond fund managers, including your management at Madison Mosaic, found themselves addressing numerous questions about the fundamental stability of the entities who issue tax-free bonds. In the wake of the 60 Minutes broadcast, more and more experienced bond managers weighed in with the same basic response that we were making to our investors: states and municipalities were highly unlikely to default on their debt and had numerous and powerful incentives as well as the resources to honor their obligations. At the same time, it is important to note that not all tax-free bonds are supported by the same sort of assurances. Higher-risk and higher-yield tax-free bonds, such as those issued by planned housing developments or backed by senior citizen center revenue, which we do not purchase for your funds, and which do not have the backing of tax revenues or local governments, have been rightfully identified for the risks they contain.

Default by municipalities is actually quite rare. One recent example which is often cited is the 2008 bankruptcy filing of Vallejo, California. California has been experiencing significant budgetary problems for some time, and as a result, Madison Mosaic owns no issuance from that state. However, while this city’s bankruptcy might seem like a harbinger of things to come, it has instead become a case study for the downside of default. The city’s actions have proven to be expensive, involving long and costly court battles and have not reduced finance problems even as city services and quality of life have suffered. Many experienced bond market experts have raised serious doubts that other municipalities have any inclination to suffer the sort of disruptions a default can cause.

While it is difficult to project an outlook in which our federal, state and local governments put all of their financial problems behind them, it also seems wrong-headed to us to overly dramatize the dangers to municipal bond investors. Madison Mosaic’s Tax-Free Funds have performed solidly through the financial crisis over the past few years and what we see as more of a headline crisis over the last few months. As always, we concentrate on the underlying stability of the issuer of bonds we purchase, and err on the side of caution and quality. This has served our investors well over time, and should be particularly comforting in the current environment.

VIRGINIA FUND

The Commonwealth of Virginia maintains an AAA general obligation bond rating based on a well-diversified economy that emphasizes services and government. The Fund had a total return of -2.68% for the semi-annual period and the 30-day SEC yield was 2.51% as of March 31, 2011, a tax-equivalent yield of up to 4.10%. Ninety-six percent of the portfolio was rated A or higher, with 27% AAA and 47% AA. The duration of the portfolio was 7.36 years. Purchases during the period included the Virginia Public School Authority general obligation bonds and Arlington County, Virginia general obligation bonds. Virginia ranked 25th in the country in terms of bond issuances on a year-to-date basis.

Madison Mosaic Tax-Free Trust    1

Madison Mosaic Tax-Free Trust  |  Letter to Shareholders  |  March 31, 2011  |  concluded

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS AS OF 3/31/11
Development	3.2%
Education	12.2%
Facilities	14.6%
General	6.2%
General Obligations	14.0%
Medical	9.6%
Multifamily Housing	7.1%
Pollution	4.6%
Power	3.7%
Transportation	2.8%
Utilities	3.8%
Water	16.1%
Cash & Other	2.1%

NATIONAL FUND

The National Fund had a total return of -3.01% for the semi-annual period and the 30-day SEC yield was 2.82% as of March 31, 2011, a tax-equivalent yield of up to 4.34%. The duration of the portfolio was 7.66 years while 23.07% of the portfolio held AAA rating. Purchases made during the period include York County, South Carolina School District general obligation bonds and AAA-rated Arlington County, Virginia general obligation bonds. The United States and its territories have issued $46.9 billion in municipal bonds during the three months ending March 31, 2011, which represents a 55% decrease in volume over the same period last year.

STATE DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS AS OF 3/31/11
Alabama	1.5%
Arizona	5.4%
Arkansas	0.7%
Florida	8.5%
Georgia	6.4%
Illinois	5.1%
Indiana	6.1%
Kentucky	0.5%
Maryland	0.3%
Massachusetts	2.5%
Michigan	5.7%
Mississippi	4.3%
Missouri	3.5%
New Jersey	4.6%
New York	2.9%
North Carolina	10.8%
Pennsylvania	5.7%
South Carolina	1.8%
Texas	10.9%
Virginia	6.7%
Washington	2.4%
Wisconsin	1.9%
Cash & Other	1.8%

We appreciate your confidence in Madison Mosaic Funds and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Michael J. Peters, CFA

Vice President

2   Semi-annual Report • March 31, 2011

Madison Mosaic Tax-Free Trust  |  March 31, 2011

Virginia Fund • Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
LONG TERM MUNICIPAL BONDS - 97.9%
Development - 3.2%
Prince William County Industrial Development Authority, 5.25%, 2/1/18	$ 675,000	$ 770,276
Education - 12.2%
Prince William County Industrial Development Authority, 5%, 10/1/18	150,000	155,204
University of Virginia, 5%, 6/1/40	255,000	258,504
Virginia College Building Authority, 5%, 4/1/16	100,000	108,479
Virginia College Building Authority, 5%, 9/1/26	140,000	147,606
Virginia College Building Authority, 5%, 2/1/29	375,000	392,768
Virginia College Building Authority, 5%, 2/1/23	500,000	554,675
Virginia Polytechnic Institute & State University (AMBAC), 5%, 6/1/14	775,000	855,251
Virginia Public School Authority, 5%, 8/1/27	350,000	367,923
Virginia Public School Authority, 5%, 12/1/18	100,000	108,663
		2,949,073
Facilities - 14.6%
Gloucester County Industrial Development Authority (NATL-RE), 4.375%, 11/1/25	500,000	497,585
Henrico County Economic Development Authority, 5%, 10/1/18	170,000	194,368
Newport News Economic Development Authority, 5%, 7/1/25	745,000	775,560
Northwestern Regional Jail Authority (NATL-RE), 5%, 7/1/19	50,000	52,425
Prince William County Park Authority, 4%, 4/15/24	320,000	310,186
Roanoke County Economic Development Authority (ASSURED GTY), 5%, 10/15/16	400,000	454,644
Stafford County & Staunton Industrial Development Authority (NATL-RE), 4.5%, 8/1/25	700,000	690,508
Stafford County & Staunton Industrial Development Authority (XLCA), 5%, 8/1/21	315,000	329,203
Virginia Public Building Authority, 5.25%, 8/1/23	200,000	221,880
		3,526,359
General - 6.2%
Fairfax County Economic Development Authority, (NATL-RE), 5.25%, 9/1/19	$ 500,000	$ 500,755
Prince William County VA, Certificate Participation (AMBAC), 5%, 6/1/22	750,000	781,620
Puerto Rico Public Finance Corp. (Escrowed To Maturity) (AMBAC), 5.5%, 8/1/27	100,000	113,082
Virgin Islands Public Finance Authority, (NATL-RE, FGIC), 5%, 10/1/23	100,000	100,094
		1,495,551
General Obligation - 14.0%
City of Alexandria VA, General Obligation, 5%, 1/1/16	200,000	229,530
County of Arlington VA, General Obligation, 5%, 1/15/25	175,000	187,198
County of Henrico VA, General Obligation (Prerefunded 12/01/18 @ 100), 5%, 12/1/24	200,000	234,180
County of Henrico VA, General Obligation, 5%, 7/15/25	150,000	165,684
City of Hopewell VA, General Obligation, 5.875%, 7/15/34	500,000	518,680
County of Loudoun VA, General Obligation (Prerefunded 12/01/17 @ 100), 5%, 12/1/18	165,000	191,568
County of Loudoun VA, General Obligation, 5%, 10/1/13	325,000	343,860
County of Prince George VA, General Obligation (ASSURED GTY ), 5%, 2/1/20	200,000	219,456
City of Richmond VA, General Obligation (AGM), 5%, 7/15/23	750,000	796,943
Commonwealth of Virginia, General Obligation, 5%, 6/1/26	300,000	325,290
Commonwealth of Virginia, General Obligation, 5%, 6/1/27	150,000	162,842
		3,375,231
Medical - 9.6%
Augusta County Industrial Development Authority, 5.25%, 9/1/20	1,000,000	1,052,250
Charlotte County Industrial Development Authority/VA, 5%, 9/1/16	335,000	362,631
Henrico County Economic Development Authority, (NATL-RE) 6%, 8/15/16	300,000	322,464
Roanoke Economic Development Authority (Escrowed To Maturity) (NATL-RE), 6.125%, 7/1/17	500,000	573,595
		2,310,940

See accompanying Notes to Financial Statements.
Madison Mosaic Tax-Free Trust    3

Madison Mosaic Tax-Free Trust  |  Virginia Fund • Portfolio of investments |  March 31, 2011  |  concluded

	Par Value	Value (Note 1)
Multifamily Housing - 7.1%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	$ 450,000	$ 429,521
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	297,297
Suffolk Redevelopment & Housing Authority, 5.6%, 2/1/33	750,000	755,010
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	232,767
		1,714,595
Pollution - 4.6%
Southeastern Public Service Authority (Escrowed To Maturity) (AMBAC), 5%, 7/1/15	635,000	705,174
Southeastern Public Service Authority (Escrowed To Maturity) (AMBAC), 5%, 7/1/15	365,000	406,811
		1,111,985
Power - 3.7%
Chesterfield County Economic Development Authority, 5%, 5/1/23	565,000	588,193
Puerto Rico Electric Power Authority (BHAC-CR, MBIA-RE, FGIC), 5.25%, 7/1/24	290,000	301,789
		889,982
Transportation - 2.8%
Puerto Rico Highway & Transportation Authority (ASSURED GTY), 5.25%, 7/1/34	100,000	91,526
Richmond Metropolitan Authority (NATL-RE, FGIC), 5.25%, 7/15/12	350,000	368,925
Richmond Metropolitan Authority (NATL-RE, FGIC), 5.25%, 7/15/22	200,000	215,326
		675,777
Utilities - 3.8%
City of Richmond VA (AGM), 4.5%, 1/15/33	940,000	913,238
Water - 16.1%
Fairfax County Water Authority, 5.25%, 4/1/23	$ 180,000	$ 207,007
Frederick-Winchester Service Authority (AMBAC), 5%, 10/1/15	570,000	638,902
Hampton Roads Sanitation District, 5%, 4/1/33	250,000	254,272
Henry County Public Service Authority (AGM), 5.25%, 11/15/13	700,000	765,828
Henry County Public Service Authority (AGM), 5.25%, 11/15/15	150,000	169,322
City of Norfolk VA (NATL-RE), 5.9%, 11/1/25	210,000	210,439
Upper Occoquan Sewage Authority (NATL-RE), 5.15%, 7/1/20	1,000,000	1,151,400
Virginia Resources Authority, 5%, 10/1/27	300,000	318,528
Virginia Resources Authority, 5%, 11/1/31	160,000	164,932
		3,880,630
TOTAL INVESTMENTS - 97.9% (Cost $23,189,717)		23,613,637
NET OTHER ASSETS AND LIABILITIES - 2.1%		496,777
TOTAL ASSETS - 100%		$24,110,414

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty
BHAC-CR	Berkshire Hathaway Assuranty Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
NATL-RE	National Public Finance Guarantee Corp.
XLCA	XL Capital Assuranty

See accompanying Notes to Financial Statements.

4   Semi-annual Report • March 31, 2011

Madison Mosaic Tax-Free Trust  |  March 31, 2011

National Fund • Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
LONG TERM MUNICIPAL BONDS - 98.2%
Alabama - 1.5%
Troy University (ASSURED GTY), 4.125%, 11/1/23	$ 420,000	$ 399,970

Arizona - 5.4%
Arizona Transportation Board, 5%, 7/1/13	135,000	146,453
City of Tempe AZ, 5%, 7/1/20	225,000	240,557
Glendale Western Loop 101 Public Facilities Corp., 6%, 7/1/24	525,000	539,721
Maricopa County Unified School District No. 090 Saddle Mountain, General Obligation, 5%, 7/1/14	75,000	76,752
Maricopa County Unified School District No. 41 Gilbert, General Obligation (AGM), 5.8%, 7/1/14	250,000	280,815
Northern Arizona University, Certificate Participation (AMBAC), 5%, 9/1/23	150,000	149,856
		1,434,154
Arkansas - 0.7%
City of Fort Smith AR (AGM), 5%, 10/1/21	175,000	195,088

Florida - 8.5%
Emerald Coast Utilities Authority (NATL-RE, FGIC), 5%, 1/1/25	1,010,000	1,018,403
Florida State Board of Education, General Obligation (ST GTD), 4.75%, 6/1/35	500,000	473,825
Peace River/Manasota Regional Water Supply Authority (AGM), 5%, 10/1/23	750,000	766,613
		2,258,841
Georgia - 6.4%
Augusta-Richmond County Coliseum Authority (CNTY GTD), 5%, 10/1/23	670,000	735,224
City of Atlanta GA (AGM), 5.75%, 11/1/30	300,000	317,817
Emanuel County Hospital Authority, (AMBAC, CNTY GTD), 4.3%, 7/1/17	250,000	266,275
Gwinnett County Development Authority, Certificate Participation (NATL-RE), 5.25%, 1/1/18	225,000	254,790
Private Colleges & Universities Authority, 5%, 9/1/38	130,000	127,898
		1,702,004
Illinois - 5.1%
County of Winnebago IL, General Obligation (NATL-RE), 5%, 12/30/24	1,000,000	1,004,850
Regional Transportation Authority (AMBAC), 7.2%, 11/1/20	280,000	331,436
		1,336,286
Indiana - 6.1%
Indianapolis Local Public Improvement Bond Bank (ASSURED GTY), 5.5%, 1/1/38	475,000	477,332
Western Boone Multi-School Building Corp., General Obligation (AGM ), 5%, 1/10/20	1,015,000	1,131,431
		1,608,763
Kentucky - 0.5%
Laurel County School District Finance Corp. (AGM), 4%, 6/1/16	110,000	118,818

Maryland - 0.3%
Maryland State Transportation Authority (Escrowed To Maturity), 6.8%, 7/1/16	65,000	73,430

Massachusetts - 2.5%
Massachusetts School Building Authority (AGM), 5%, 8/15/23	635,000	666,629

Michigan - 5.7%
Charles Stewart Mott Community College, General Obligation (NATL-RE), 5%, 5/1/18	720,000	770,515
Detroit City School District, General Obligation (FGIC, Q-SBLF), 6%, 5/1/20	300,000	324,609
Redford Unified School District No. 1, General Obligation (AMBAC, Q-SBLF), 5%, 5/1/22	410,000	420,509
		1,515,633
Mississippi - 4.3%
Harrison County Wastewater Management District (Escrowed To Maturity) (FGIC), 7.75%, 2/1/14	500,000	593,215
Harrison County Wastewater Management District (Escrowed To Maturity) (FGIC), 8.5%, 2/1/13	500,000	547,790
		1,141,005

See accompanying Notes to Financial Statements.

Madison Mosaic Tax-Free Trust    5

Madison Mosaic Tax-Free Trust  |  National Fund • Portfolio of investments |  March 31, 2011  |  concluded

	Par Value	Value (Note 1)
Missouri - 3.5%
City of O’Fallon MO, Certificate Participation (NATL-RE), 5.25%, 11/1/16	$ 100,000	$ 109,051
County of St Louis MO (Escrowed To Maturity), 5.65%, 2/1/20	500,000	578,495
St Louis Industrial Development Authority, 6.65%, 5/1/16	200,000	234,928
		922,474
New Jersey - 4.6%
New Jersey State Turnpike Authority (BHAC-CR, FSA), 5.25%, 1/1/28	250,000	271,865
New Jersey State Turnpike Authority (Escrowed To Maturity) (NATL-RE), 6.5%, 1/1/16	850,000	955,171
		1,227,036
New York - 2.9%
New York State Dormitory Authority (BHAC-CR, AMBAC), 5.5%, 7/1/31	250,000	270,445
Port Authority of New York & New Jersey, 5.375%, 3/1/28	455,000	493,939
		764,384
North Carolina - 10.8%
City of Raleigh NC, Certificate Participation, 4.75%, 6/1/25	590,000	608,620
County of Dare NC, Certificate Participation (AMBAC), 5%, 6/1/23	600,000	618,726
County of Forsyth NC, 4.5%, 4/1/21	650,000	697,164
North Carolina Medical Care Commission (HUD SECT 8), 5.5%, 10/1/24	500,000	492,980
State of North Carolina, 4.5%, 5/1/27	200,000	198,188
University of North Carolina System (NATL-RE), 5%, 10/1/15	215,000	238,848
		2,854,526
Pennsylvania - 5.7%
Lehigh County General Purpose Authority (NATL-RE), 7%, 7/1/16	880,000	966,935
Pennsylvania Higher Educational Facilities Authority (NATL-RE), 5%, 4/1/20	500,000	532,175
		1,499,110
South Carolina - 1.8%
York County School District No. 1, General Obligation, 5%, 3/1/27	440,000	474,813

Texas - 10.9%
City of San Antonio TX, 5.125%, 5/15/29	500,000	527,175
City of Sugar Land TX, General Obligation Ltd., 5%, 2/15/28	350,000	364,196
County of Harris TX, General Obligation Ltd. (Prerefunded 10/01/18 @ 100), 5.75%, 10/1/24	250,000	301,763
Lower Colorado River Authority (Escrowed To Maturity) (AMBAC), 6%, 1/1/17	305,000	365,335
Mueller Local Government Corp., 5%, 9/1/25	1,280,000	1,337,190
		2,895,659
Virginia - 6.7%
City of Hopewell VA, General Obligation, 5.875%, 7/15/34	500,000	518,680
Commonwealth of Virginia, General Obligation, 5%, 6/1/27	150,000	162,843
County of Arlington VA, General Obligation, 5%, 1/15/25	400,000	427,880
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	265,000	262,612
Henry County Public Service Authority (AGM), 5.25%, 11/15/15	150,000	169,321
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	232,768
		1,774,104
Washington - 2.4%
Grays Harbor County Public Utility District No. 1 (AGM), 5.25%, 7/1/24	605,000	626,066

Wisconsin - 1.9%
State of Wisconsin, General Obligation, 5%, 5/1/24	285,000	297,511
Wisconsin Health & Educational Facilities Authority, 5.25%, 10/1/21	200,000	196,522
		494,033
TOTAL INVESTMENTS - 98.2% (Cost $25,642,556)		25,982,826
NET OTHER ASSETS AND LIABILITIES - 1.8%		480,434
TOTAL ASSETS - 100%		$26,463,260

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty
BHAC-CR	Berkshire Hathaway Assuranty Corp.
CNTY GTD	County Guaranteed
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
HUD SECTION 8	HUD Insured Multifamily Housing
NATL-RE	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
ST GTD	State Guaranteed

See accompanying Notes to Financial Statements.

6   Semi-annual Report • March 31, 2011

Madison Mosaic Tax-Free Trust  |  March 31, 2011

Statements of Assets and Liabilities (unaudited)

	Virginia Fund	National Fund
ASSETS
Investment securities, at value* (Note 1)	$23,613,637	$25,982,826
Cash	192,376	118,501
Receivables
Interest	313,691	389,716
Capital shares sold	58,917	58
Total assets	24,178,621	26,491,101

LIABILITIES
Payables
Dividends	62,774	11,145
Capital shares redeemed	539	11,802
Independent trustee fees	750	750
Auditor fees	4,144	4,144
Total liabilities	68,207	27,841

NET ASSETS	$24,110,414	$26,463,260

Net assets consists of:
Paid in capital	23,706,252	26,107,625
Accumulated net realized gains (losses)	(19,758)	15,365
Net unrealized appreciation on investments	423,920	340,270
Net assets	$24,110,414	$26,463,260

CAPITAL SHARES OUTSTANDING
An unlimited number of capital shares, without par value, are authorized (Note 6)	2,111,393	2,505,232

NET ASSET VALUE PER SHARE	$ 11.42	$ 10.56

* INVESTMENT SECURITIES, AT COST	$23,189,717	$25,642,556

See accompanying Notes to Financial Statements.

Madison Mosaic Tax-Free Trust    7

Madison Mosaic Tax-Free Trust  |  March 31, 2011

Statements of Operations (unaudited)

For the six-months ended March 31, 2010

	Virginia Fund	National Fund
INVESTMENT INCOME (Note 1)
Interest income	$ 516,698	$ 592,534
EXPENSES (Notes 2, 3 and 7)
Investment advisory fees	78,238	86,055
Other expenses	44,360	54,179
Independent trustee fees	1,500	1,500
Auditor fees	4,144	4,144
Line of credit interest and fees	250	250
Total expenses	128,492	146,128
NET INVESTMENT INCOME	388,206	446,406
REALIZED AND UNREALIZED GAIN (LOSSES) ON INVESTMENTS
Net realized gain (losses) on investments	(19,758)	24,796
Change in net unrealized depreciation of investments	(1,091,717)	(1,348,454)
NET LOSS ON INVESTMENTS	(1,111,475)	(1,323,658)
TOTAL DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(723,269)	$(877,252)

Statements of Changes in Net Assets

	Virginia Fund		National Fund
	(unaudited) Six-Months Ended March 31,	Year Ended September 30,	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$ 388,206	$ 792,609	$ 446,406	$ 949,252
Net realized gain (losses) on investments	(19,758)	151,525	24,796	222,860
Net unrealized appreciation (depreciation) on investments	(1,091,717)	199,363	(1,348,454)	86,875
Total increase (decrease) in net assets resulting from operations	(723,269)	1,143,497	(877,252)	1,258,987
DISTRIBUTION TO SHAREHOLDERS
From net investment income	(388,206)	(792,609)	(446,406)	(949,252)
From net realized gains	(126,808)	(105,424)	(232,291)	(128,001)
Total distributions	(515,014)	(898,033)	(678,697)	(1,077,253)
CAPITAL SHARE TRANSACTIONS (Note 6)	(821,556)	41,669	(1,327,343)	21,503
NET INCREASE (DECREASE) IN NET ASSETS	(2,059,839)	287,133	(2,883,292)	203,237
NET ASSETS
Beginning of period	$26,170,253	$25,883,120	$29,346,552	$29,143,315
End of period	$24,110,414	$26,170,253	$26,463,260	$29,346,552

See accompanying Notes to Financial Statements.

8   Semi-annual Report • March 31, 2011

Madison Mosaic Tax-Free Trust  |  March 31, 2011

Financial Highlights

Selected data for a share outstanding for the period indicated.

VIRGINIA FUND
	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
	2011	2010	2009	2008	2007	2006
Net asset value, beginning of year	$11.98	$11.87	$11.01	$11.43	$11.63	$11.69
Investment operations:
Net investment income	0.18	0.37	0.37	0.38	0.39	0.39
Net realized and unrealized gain (loss) on investments	(0.50)	0.16	0.91	(0.39)	(0.15)	(0.05)
Total from investment operations	(0.32)	0.53	1.28	(0.01)	0.24	0.34
Less distribution from:
Net investment income	(0.18)	(0.37)	(0.37)	(0.38)	(0.39)	(0.39)
Net realized gains	(0.06)	(0.05)	(0.05)	(0.03)	(0.05)	(0.01)
Total distributions	(0.24)	(0.42)	(0.42)	(0.41)	(0.44)	(0.40)
Net asset value, end of year	$11.42	$11.98	$11.87	$11.01	$11.43	$11.63
Total return (%)	(2.68)	4.54	11.87	(0.11)	2.13	2.98
Ratios and supplemental data
Net assets, end of year (in thousands)	$24,110	$26,170	$25,883	$22,416	$23,240	$26,225
Ratio of expenses to average net assets (%)	1.021	1.03	1.03	1.03	1.03	1.02
Ratio of net investment income to average net assets (%)	3.091	3.10	3.26	3.31	3.37	3.33
Portfolio turnover (%)	4	19	18	7	12	21

NATIONAL FUND
	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
	2011	2010	2009	2008	2007	2006
Net asset value, beginning of year	$11.16	$11.09	$10.34	$10.75	$10.95	$11.11
Investment operations:
Net investment income	0.18	0.36	0.37	0.38	0.38	0.38
Net realized and unrealized gain (loss) on investments	(0.54)	0.12	0.82	(0.38)	(0.15)	(0.10)
Total from investment operations	(0.36)	0.48	1.19	0.00	0.23	0.28
Less distribution from:
Net investment income	(0.18)	(0.36)	(0.37)	(0.38)	(0.38)	(0.38)
Net realized gains	(0.06)	(0.05)	(0.07)	(0.03)	(0.05)	(0.06)
Total distributions	(0.24)	(0.41)	(0.44)	(0.41)	(0.43)	(0.44)
Net asset value, end of year	$10.56	$11.16	$11.09	$10.34	$10.75	$10.95
Total return (%)	(3.01)	4.43	11.73	(0.13)	2.14	2.56
Ratios and supplemental data
Net assets, end of year (in thousands)	$26,463	$29,347	$29,143	$26,598	$28,579	$30,721
Ratio of expenses to average net assets (%)	1.061	1.06	1.06	1.06	1.05	1.06
Ratio of net investment income to average net assets (%)	3.241	3.26	3.44	3.47	3.52	3.45
Portfolio turnover (%)	4	19	17	13	17	34

1 Annualized.

See accompanying Notes to Financial Statements.

Madison Mosaic Tax-Free Trust    9

Madison Mosaic Tax-Free Trust  |  March 31, 2011

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Madison Mosaic Tax-Free Trust (the "Trust") is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains two separate funds, the Virginia Tax-Free Fund (the "Virginia Fund") and the Tax-Free National Fund (the "National Fund") (collectively the "Funds"), which invest principally in securities exempt from federal income taxes, commonly known as "municipal" securities. The Virginia Fund invests solely in securities exempt from both federal and Virginia state income taxes. The National Fund invests in securities exempt from federal taxes. Both Funds invest in intermediate and long-term securities. Because the Trust is 100% no-load, the shares of each Fund are offered and redeemed at the net asset value per share.

Portfolio Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Each Fund has adopted the Financial Accounting Standards Board ("FASB") applicable guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 –  other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended March 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. As of March 31, 2011 and during the six-month period then ended, none of the Funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Funds’ investments carried at fair value:

10   Semi-annual Report • March 31, 2011

Madison Mosaic Tax-Free Trust  |  Notes to Financial Statements |  continued

Fund	Level 1	Level 2	Level 3	Value at 3/31/11
Virginia Fund
Long Term Municipal Bonds	$ --	$23,613,637	$ --	$23,613,637
Total	$ --	$23,613,637	$ --	$23,613,637
National Fund
Long Term Municipal Bonds	$ --	$25,982,826	$ --	$25,982,826
Total	$ --	$25,982,826	$ --	$25,982,826
Please see the Portfolio of Investments for each respective Fund for a listing of all securities within the Long Term Municipal Bond category.

The Funds have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. There were no transfers between classification levels during the six-month period ended March 31, 2011.

In March 2008, FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities. Management has determined that there is no impact on the Funds’ financial statements as the Funds do not hold derivative financial instruments.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and Federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method.

Distribution of Income and Gains: Distributions are recorded on the ex-dividend date. Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders monthly. Capital gain distributions, if any, are declared and paid annually at calendar year-end. Additional distributions may be made if necessary. Distributions paid during the years ended September 30, 2010 and 2009 were identical for book purposes and tax purposes.

The tax character of capital gain distributions paid for the Virginia Fund was $24,717 short-term and $80,707 long-term capital gain for the year ended September 30, 2010 and $101,666 long-term capital gain for the year ended September 30, 2009. The tax character of capital gain distributions paid for the National Fund was $128,001 long-term capital gain for the year ended September 30, 2010 and $175,272 long-term capital gain for the year ended September 30, 2009. There were no short-term capital gain distributions for the Virginia Fund for the year ended September 30, 2009 or the National Fund for the years ended September 30, 2010 or 2009.

As of March 31, 2011, the components of distributable earnings on a tax basis were as follows:

Virginia Fund:
Accumulated net realized losses	$ (19,758)
Net unrealized appreciation on investments	423,920
$404,162

Madison Mosaic Tax-Free Trust    11

Madison Mosaic Tax-Free Trust  |  Notes to Financial Statements |  continued

National Fund:
Accumulated net realized gains	$ 15,365
Net unrealized appreciation on investments	340,270
$355,635

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal income taxes.

As of and during the period ended March 31, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Modernization Act") modernizes several of the federal income and excise tax provisions related to RICs. The Modernization Act contains simplification provisions effective for taxable years beginning after December 22, 2010, which are aimed at preventing disqualification of a RIC for "inadvertent" failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act allows capital losses to be carried forward indefinitely, and retain the character of the original loss, exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Tax years open to examination by tax authorities under the statute of limitations include 2007 through 2010.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees. The investment adviser to the Trust, Madison Investment Advisors ,LLC (the "Adviser"), earns an advisory fee equal to 0.625% per annum of the average net assets of the Funds. The fees are accrued daily and are paid monthly. Prior to November 30, 2010, the investment adviser to the Trust was Madison Mosaic, LLC and its parent, Madison Investment Advisors, Inc. On November 30, 2010, Madison Mosaic, LLC changed its name to Madison Investment Advisors, LLC and became the sole Adviser.

3. Other Expenses. Under a separate Services Agreement, the Adviser will provide or arrange for each Fund to have all necessary operational and support services for a fee based on a percentage of each Fund’s average net assets. Effective November 30, 2010, this fee was 0.40% for the Virginia Fund and 0.44% for the National Fund on assets less than $25 million and 0.40% for all assets greater than $25 million. The direct expenses paid by the Funds and referenced below come out of this fee. Prior to November 30, 2010, this fee was 0.36% for the Virginia Fund and 0.40% for the National Fund on assets less than $25 million and 0.36% for all assets greater than $25 million. However, the direct expenses referenced below did not come out of this fee.

The Funds’ Independent Trustees and independent registered public accountants fees and expenses are paid directly by the Funds, the amounts of which can be found in the Statements of Operations.

Expenses paid by the Funds and not covered within the Services Agreement referenced above include costs associated with the Line of Credit, fees related to portfolio holdings and extraordinary or nonrecurring fees.

12   Semi-annual Report • March 31, 2011

Madison Mosaic Tax-Free Trust  |  Notes to Financial Statements |  concluded

4. Aggregate Cost and Unrealized Appreciation. The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of March 31, 2011 (unaudited):

	Virginia Fund	National Fund
Aggregate Cost	$23,189,717	$25,642,556
Gross unrealized appreciation	679,165	699,349
Gross unrealized depreciation	(255,245)	(359,079)
Net unrealized appreciation	$ 423,920	$ 340,270

5. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the six-months ended March 31, 2011, were as follows (unaudited):

	Purchases	Sales
Virginia Fund	$ 897,231	$1,829,708
National Fund	$1,062,426	$2,133,067

6. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

	(unaudited) Six- Months Ended March 31,	Year Ended September 30,
Virginia Fund	2011	2010
In Dollars
Shares sold	$ 586,833	$1,733,799
Shares issued in reinvestment of dividends	483,851	832,431
Total shares issued	1,070,684	2,566,230
Shares redeemed	(1,892,240)	(2,524,561)
Net increase (decrease)	$ (821,556)	$ 41,669

In Shares
Shares sold	50,336	147,655
Shares issued in reinvestment of dividends	42,008	70,881
Total shares issued	92,344	218,536
Shares redeemed	(165,455)	(215,463)
Net increase (decrease)	(73,111)	3,073

	(unaudited) Six- Months Ended March 31,	Year Ended September 30,
National Fund	2011	2010
In Dollars
Shares sold	$ 661,915	$2,066,561
Shares issued in reinvestment of dividends	585,709	935,423
Total shares issued	1,247,624	3,001,984
Shares redeemed	(2,574,967)	(2,980,481)
Net increase (decrease)	$(1,327,343)	$ 21,503

In Shares
Shares sold	61,856	187,974
Shares issued in reinvestment of dividends	54,888	85,435
Total shares issued	116,744	273,409
Shares redeemed	(240,299)	(271,738)
Net increase (decrease)	(123,555)	1,671

7. Lines of Credit. The Virginia Fund and the National Fund both have a $2.5 million revolving credit facility with a bank for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 0.5% (effective rate of 2.75% at March 31, 2011). The lines of credit contain loan covenants with respect to certain financial ratios and operating matters. Both Funds were in compliance with these covenants as of March 31, 2011. During the six-months ended March 31, 2011, neither Fund borrowed on their lines of credit.

8. Subsequent Events. Management has evaluated the impact of all subsequent events on the Trust. No events have taken place that meet the definition of a subsequent event that requires adjustment to, or disclosure in the financial statements.

Madison Mosaic Tax-Free Trust    13

Madison Mosaic Tax-Free Trust  |  March 31, 2011

Other Information

Fund Expenses (unaudited)

Example

This Example is intended to help you understand your costs (in dollars) of investing in a Fund and to compare these costs with the costs of investing in other mutual funds. See footnotes 2 and 3 above for an explanation of the types of costs charged by the Funds.

This Example is based on an investment of $1,000 invested on October 1, 2010 and held for the six-months ended March 31, 2011.

Actual Expenses

The following table titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

Based on Actual Total Return1
	Actual Total Return2	Beginning Account Value	Ending Account Value	Annualized Expense Ratio3	Expenses Paid During the Period3
Virginia Fund	-2.68%	$1,000.00	$973.18	1.02%	$5.00
National Fund	-3.01%	$1,000.00	$969.93	1.06%	$5.16
1For the six-months ended March 31, 2011.
2Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value.
3Expenses are equal to the respective Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical Example  for Comparison Purposes
The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in a Madison Mosaic Tax-Free Trust Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Madison Mosaic Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return1
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio2	Expenses Paid During the Period2
Virginia Fund	5.00%	$1,000.00	$1,025.19	1.02%	$5.17
National Fund	5.00%	$1,000.00	$1,025.19	1.06%	$5.34
1For the six-months ended March 31, 2011.
2Expenses are equal to the respective Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

14   Semi-annual Report • March 31, 2011

Madison Mosaic Tax-Free Trust  |  Other Information |  concluded

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate," "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.
Proxy Voting Information. The Trust only invests in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust’s portfolios. These policies are available to you upon request and free of charge by writing to Madison Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Trust’s proxy voting policies may also be obtained by visiting the SEC’s web site at www.sec.gov. The Trust will respond to shareholder requests for copies of our policies within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Form N-Q and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC  20549-0102. Finally, you may call us at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

Madison Mosaic Tax-Free Trust    15

This page was intentionally left blank.

Equity Trust
Investors Fund
Mid-Cap Fund
Small/Mid-Cap Fund
Disciplined Equity Fund
Balanced Fund
Madison Institutional Equity Option Fund

Income Trust
Government Fund
Core Bond Fund
Institutional Bond Fund
Investment Grade Corporate Bond Fund

Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Government Money Market

For more complete information on any Madison Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSFER AGENT
Madison Mosaic¨ Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

TELEPHONE NUMBERS
Shareholder Service
Toll-free nationwide: 888-670-3600

Mosaic Tiles (24 hour automated information)
Toll-free nationwide: 800-336-3063

SEC File Number 811-3486

(Madison Mosaic Funds logo) Madison Mosaic(R) Funds
www.mosaicfunds.com

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No changes.

Item 11. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer determined that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Tax-Free Trust

By: (signature)

Holly Baggot, Secretary

Date: May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: May 23, 2011

By: (signature)

Greg Hoppe, Principal Financial Officer

Date: May 23, 2011